Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Abstract]
Amortization expense	$ 0.6	$ 1.1
Loss on disposal	$ (0.4)	$ (0.1)